S000030192 [Member] Investment Objectives and Goals - AMG GW&K Small/Mid Cap Growth Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AMG GW&K Small/Mid Cap Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide long-term capital appreciation.